Other Financial Assets - Summary of Changes in the Allowance for Doubtful Accounts of Loans and Receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts [Line Items]
Beginning balance	₩ (25,175,820)
Ending balance	(26,197,311)	₩ (25,175,820)
Loans | Allowance for credit losses [member]
Allowance for doubtful accounts [Line Items]
Beginning balance	80,793	54,837	₩ 52,677
Bad debt expense	3,727	16,394	2,180
Write-off	(12,526)	0	0
Others	0	9,562	(20)
Ending balance	₩ 71,994	₩ 80,793	₩ 54,837